Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful debt	$ 90,495	$ 110,374
Tax loss carry forwards	719,659	70,341
Excess marketing and advertising expense (15%)	10,687
Operating lease liabilities	86,057	133,489
Total deferred tax assets	906,898	314,204
Less: Valuation allowance	(806,319)	(162,974)	$ (76,368)
Total deferred tax assets, net of valuation allowance	$ 100,579	$ 151,230